                                  MUNICIPAL
                               MONEY MARKET [BAR LOGO]
                                       FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                                ANNUAL REPORT
                          and Investment Performance
                          Review for the Year Ended
                               August 31, 1997



                                [HERITAGE LOGO]

                                                                October 13, 1997

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash
Trust - Municipal Money Market Fund (the "Fund") for the fiscal year ended August 31, 1997. During the past fiscal year, rates on short-term investments fluctuated within a relatively narrow range. The seven-day effective yield for your Fund began the fiscal year at 2.93%, fell to 2.77% at the end of February, and stood at 2.72% on August 31. As of the date of this letter, the seven-day effective yield was 3.02%.

     The primary reason for the stability of short-term rates has been the lack of any drastic action by the Federal Reserve Board (the "Fed") to slow down or speed up the economy. As our domestic economy has continued to grow at a slow, steady rate with minimal inflationary pressures, the Fed has been content to leave rates relatively unchanged. We continue to believe that the Fed will act quickly to raise rates at the first evidence of increasing inflation, and have structured your portfolio to allow us room to lengthen your portfolio maturity to take advantage of this situation, should it occur.

     We are still awaiting the final effective date for new Securities and Exchange Commission ("SEC") rules governing money market fund operations. As we have reported previously, we do not expect these rules to cause any significant changes in how your Fund is managed.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the SEC. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to a state income tax, a portion of the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of all of us at Heritage Asset Management, thank you for your continuing investment in Heritage Cash Trust - Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ Stepehn G. Hill
                                          Stephen G. Hill
                                          President

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES -- 102.8%(A)
ALASKA--2.6%
$   3,000,000  Alaska Industrial Development Authority, 3.40% (b)
                 Revolving Fund, Series 96B, AMT
                 LOC: Bank of America......................................    09/07/97     $  3,000,000
    5,000,000  Alaska Industrial Development Authority, 3.45% (b)
                 Fairbanks Gold Mining Inc., Series 97, AMT
                 LOC: Union Bank of Switzerland............................    09/07/97        5,000,000
    3,000,000  City of Anchorage, 3.35% (b)
                 Electric Utility Revenue Bond, Series 96D
                 LOC: Bank of America......................................    09/07/97        3,000,000
                                                                                            ------------
                                                                                              11,000,000
                                                                                            ------------
ARKANSAS--1.3%
    5,600,000  City of Jacksonville, 3.85% (b)
                 Industrial Development Revenue Bond
                 Regalware, Inc.
                 LOC: NBD Corporation......................................    09/30/97        5,600,000
                                                                                            ------------
COLORADO--6.9%
    1,200,000  Colorado Student Obligation Authority, 3.35% (b)
                 Student Loan Revenue Bond, Series 93B, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97        1,200,000
    4,900,000  Colorado Student Obligation Authority, 3.35% (b)
                 Student Loan Revenue Bond, Series 90A, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97        4,900,000
    9,500,000  Colorado Student Obligation Authority, 3.35% (b)
                 Student Loan Revenue Bond, Series 89A, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97        9,500,000
    9,000,000  Denver Airport Revenue Bond, 3.40% (b)
                 Airport System Revenue, Series 91C
                 LOC: Credit Local De France...............................    09/07/97        9,000,000
    2,400,000  Denver Airport Revenue Bond, 3.40% (b)
                 Airport System Revenue, Series 97B
                 GIC: Westdeutsche Landesbank..............................    09/07/97        2,400,000
    1,700,000  El Paso County, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Briar Glen Apartments, Series 95
                 LOC: General Electric Credit Corporation..................    09/07/97        1,700,000
                                                                                            ------------
                                                                                              28,700,000
                                                                                            ------------
DISTRICT OF COLUMBIA--2.0%
    3,500,000  District of Columbia Housing Finance Authority, 4.05%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97C, AMT
                 GIC: American International Group.........................    09/07/98        3,500,000

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   5,000,000  District of Columbia, GO, 4.50%
                 Tax Revenue Anticipation Note, Series 97A
                 LOC: National Westminister
                      Societe Generale.....................................    09/30/97     $  5,002,030
                                                                                            ------------
                                                                                               8,502,030
                                                                                            ------------
FLORIDA--0.7%
    3,000,000  Dade County, 4.00%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 96, AMT
                 GIC: Financial Guaranty Insurance Company.................    10/01/97        3,000,000
                                                                                            ------------
ILLINOIS--15.5%
    3,800,000  City of Chicago, 3.30% (b)
                 Airport Revenue Bond
                 O'Hare International Airport, Series 84B
                 LOC: Societe Generale.....................................    09/07/97        3,800,000
    2,000,000  City of Chicago, 3.30% (b)
                 Airport Revenue Bond
                 O'Hare International Airport, Series 84A
                 LOC: Societe Generale.....................................    09/07/97        2,000,000
   14,000,000  Illinois Development Finance Authority, 3.35% (b)
                 Illinois Power Company Project, Series 93A
                 LOC: Canadian Imperial....................................    09/07/97       14,000,000
    3,500,000  Illinois Development Finance Authority, 3.35% (b)
                 Chicago Symphony Special Project, Series 96
                 LOC: Bank of America......................................    09/07/97        3,500,000
   19,700,000  Illinois Toll Highway Authority, 3.25% (b)
                 Series 93B
                 LOC: Societe Generale.....................................    09/07/97       19,700,000
    7,000,000  Jackson-Union County, 3.35% (b)
                 Enron Transportation Services
                 LOC: First Union Bank of North Carolina...................    09/07/97        7,000,000
   12,630,000  Madison County, 3.40% (b)
                 Solid Waste Revenue Bond
                 Shell Oil/Wood River Project, Series 97, AMT..............    09/07/97       12,630,000
    2,400,000  Southwestern Illinois Development Authority, 3.50% (b)
                 Industrial Development Revenue Bond
                 Robinson Steel Company, Series 91, AMT
                 LOC: American National Bank of Chicago....................    09/07/97        2,400,000
                                                                                            ------------
                                                                                              65,030,000
                                                                                            ------------
INDIANA--6.7%
    2,240,000  City of Crawfordsville, 3.50% (b)
                 Industrial Development Revenue Bond
                 Precision Plastics of Indiana, Series 92
                 LOC: Northern Trust Company...............................    09/07/97        2,240,000

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   2,000,000  City of Indianapolis, 3.55% (b)
                 Industrial Development Revenue Bond
                 Altec Industries Inc., Project, Series 89, AMT
                 LOC: Wachovia Bank and Trust..............................    09/07/97     $  2,000,000
    8,000,000  City of Jeffersonville, 3.45% (b)
                 Industrial Development Revenue Bond
                 Apollo America Corporation, Series 91, AMT
                 LOC: Chase Manhattan Bank.................................    09/07/97        8,000,000
    4,780,000  City of North Vernon, 3.65% (b)
                 Multi Family Housing Revenue Bond
                 Oak Meadows Apartments Project, Series 95, AMT
                 LOC: Federal Home Loan Bank...............................    09/07/97        4,780,000
    4,200,000  City of Westfield, 3.40% (b)
                 Industrial Development Revenue Bond
                 PL Porter Project, Series 89, AMT
                 LOC: Bank of America......................................    09/07/97        4,200,000
    6,770,000  Hamilton County Hospital Authority, 3.30% (b)
                 Hospital Revenue Bond
                 St. Vincent's Hospital Care Center, Daughters of
                 Charity...................................................    09/07/97        6,770,000
                                                                                            ------------
                                                                                              27,990,000
                                                                                            ------------
LOUISIANA--3.6%
    3,770,000  Calcasieu Parish, 3.35% (b)
                 Sales Tax District No. 4-A, Series 94
                 LOC: National Westminster.................................    09/07/97        3,770,000
    3,750,000  Calcasieu Parish, 3.35% (b)
                 Sales Tax District No. 4-A, Series 94
                 LOC: National Westminster.................................    09/07/97        3,750,000
    6,700,000  Lincoln Parish, 3.45% (b)
                 Sewer Revenue Bond
                 Willamette Industrial Project, Series 96, AMT
                 LOC: Deutsche Bank........................................    09/07/97        6,700,000
    1,000,000  St. Charles Parish, 3.80% (b)
                 Shell Oil Company Project, Series 91, AMT.................    09/01/97        1,000,000
                                                                                            ------------
                                                                                              15,220,000
                                                                                            ------------
MARYLAND--1.4%
    5,700,000  Montgomery County, 3.35% (b)
                 Multi Family Housing Revenue Bond
                 Falklands Apartments, Series 85B, AMT.....................    09/07/97        5,700,000
                                                                                            ------------
MASSACHUSETTS--4.7%
   19,600,000  Massachusetts Education Finance Authority, 3.30% (b)
                 Student Loan Revenue Bond, Series 97E, AMT
                 GIC: Trinity Funding......................................    09/07/97       19,600,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
MICHIGAN--1.2%
$   5,000,000  Michigan Hospital Finance Authority, 3.30% (b)
                 St. Mary's Hospital
                 Daughters of Charity, Series 84...........................    09/07/97     $  5,000,000
                                                                                            ------------
MINNESOTA--1.0%
    4,300,000  City of St. Paul, 3.65% (b)
                 Multi Family Housing Revenue Bond
                 Kendrick Apartments, Series 97, AMT
                 LOC: First Bank Systems...................................    09/07/97        4,300,000
                                                                                            ------------
NEW HAMPSHIRE--4.4%
    1,700,000  New Hampshire Business Finance Authority, 3.35% (b)
                 Pollution Control Revenue Bond
                 Connecticut Light & Power, Series 92
                 LOC: Canadian Imperial....................................    09/07/97        1,700,000
    9,000,000  New Hampshire Business Finance Authority, 3.45% (b)
                 Pollution Control Revenue Bond
                 Public Service of New Hampshire, Series 92D, AMT
                 LOC: Barclays Bank........................................    09/07/97        9,000,000
    3,600,000  New Hampshire Housing Finance Authority, 3.45% (b)
                 Multi Family Housing Revenue Bond
                 Fairways Project, AMT
                 LOC: General Electric Credit Corporation..................    09/07/97        3,600,000
    2,695,000  New Hampshire Housing Finance Authority, 3.35% (b)
                 Multi Family Housing Revenue Bond
                 Countryside LTD Project, Series 94, AMT
                 LOC: General Electric Credit Corporation..................    09/07/97        2,695,000
    1,600,000  New Hampshire Industrial Development Authority, 3.40% (b)
                 Pollution Control Revenue Bond
                 Connecticut Light & Power, Series 88, AMT
                 LOC: Union Bank of Switzerland............................    09/07/97        1,600,000
                                                                                            ------------
                                                                                              18,595,000
                                                                                            ------------
NEW MEXICO--0.7%
    1,100,000  City of Farmington, 3.80% (b)
                 Pollution Control Revenue Bond
                 Arizona Public Services, Series 94C, AMT
                 LOC: Union Bank of Switzerland............................    09/07/97        1,100,000
    2,000,000  New Mexico Housing Finance Authority, 3.95%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97D-2, AMT
                 GIC: Financial Guaranty Insurance Company.................    06/15/98        2,000,000
                                                                                            ------------
                                                                                               3,100,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
NORTH CAROLINA--1.4%
$   2,300,000  Halifax County, 3.85% (b)
                 Pollution Control Revenue Bond
                 Louisville, Gas & Electric, Series 93, AMT
                 LOC: Credit Suisse........................................    09/01/97     $  2,300,000
    3,600,000  Union County, 3.35% (b)
                 Industrial Development Revenue Bond
                 Square D Company Project, Series 88
                 LOC: Morgan Guarantee Trust Company.......................    09/07/97        3,600,000
                                                                                            ------------
                                                                                               5,900,000
                                                                                            ------------
NORTH DAKOTA--1.2%
    5,000,000  North Dakota Housing Finance Authority, 4.00%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage, Series 97C, AMT
                 GIC: Bayerische Landesbank................................    08/04/98        5,000,000
                                                                                            ------------
OHIO--3.1%
    4,500,000  Ohio Air Quality Development Authority, 3.35% (b)
                 Pollution Control Revenue Bond
                 JMG Funding Partnership, Series 95B, AMT
                 LOC: Societe Generale.....................................    09/07/97        4,500,000
    8,400,000  Ohio Air Quality Development Authority, 3.35% (b)
                 Pollution Control Revenue Bond
                 JMG Funding Partnership, Series 94A, AMT
                 LOC: Societe Generale.....................................    09/07/97        8,400,000
                                                                                            ------------
                                                                                              12,900,000
                                                                                            ------------
OKLAHOMA--2.3%
    2,000,000  Oklahoma Development Finance Authority, 3.50% (b)
                 Shawnee Funding Project, Series 96, AMT
                 LOC: Bank of Nova Scotia..................................    09/07/97        2,000,000
    7,500,000  Optima Municipal Authority, 3.50% (b)
                 Industrial Development Revenue Bond
                 Seaboard Project, Series 94, AMT
                 LOC: Trust Company Bank...................................    09/07/97        7,500,000
                                                                                            ------------
                                                                                               9,500,000
                                                                                            ------------
OREGON--2.0%
    8,500,000  Port of Portland, 3.45% (b)
                 Industrial Development Revenue Bond
                 Portland Bulk Terminal, Series 96, AMT
                 LOC: Canadian Imperial Bank of Commerce...................    09/07/97        8,500,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
PENNSYLVANIA--4.9%
$   4,600,000  City of Emmaus, GO, 3.35% (b)
                 Bond Pool Project, Series 89D-10
                 LOC: Canadian Imperial Bank of Commerce...................    09/07/97     $  4,600,000
    7,000,000  City of Emmaus, GO, 3.35% (b)
                 Bond Pool Project, Series 89D-12
                 LOC: Canadian Imperial Bank of Commerce...................    09/07/97        7,000,000
    2,000,000  Delaware Valley Finance Authority, 3.25% (b)
                 Local Government Revenue Bond, Series 86
                 LOC: Credit Suisse........................................    09/07/97        2,000,000
    1,000,000  Delaware Valley Finance Authority, 3.25% (b)
                 Local Government Revenue Bond, Series 85C
                 LOC: Credit Suisse........................................    09/07/97        1,000,000
    1,050,000  Pennsylvania Energy Development Authority, 3.35% (b)
                 B&W Ebensburg Project, AMT
                 LOC: Swiss Bank...........................................    09/07/97        1,050,000
    5,000,000  City of Philadelphia, GO, 4.50%
                 Tax Revenue Anticipation Note, Series 97A.................    06/30/98        5,019,884
                                                                                            ------------
                                                                                              20,669,884
                                                                                            ------------
RHODE ISLAND--3.2%
    2,600,000  City of Providence, 3.40% (b)
                 Washington Street Public Parking Garage, Series 91, AMT
                 LOC: Morgan Guaranty Trust Company........................    09/07/97        2,600,000
    1,300,000  Rhode Island Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 96-3, AMT
                 LOC: National Westminster.................................    09/07/97        1,300,000
    5,000,000  Rhode Island Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 96J-2, AMT
                 LOC: National Westminster.................................    09/07/97        5,000,000
    4,400,000  Rhode Island Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 95-1, AMT
                 LOC: National Westminster.................................    09/07/97        4,400,000
                                                                                            ------------
                                                                                              13,300,000
                                                                                            ------------
SOUTH DAKOTA--2.8%
    6,600,000  South Dakota Housing Development Authority, 3.60% (b)
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97E
                 GIC: Westdeutsche Landesbank..............................    09/07/97        6,600,000
    5,000,000  South Dakota Housing Development Authority, 3.95%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 97G, AMT....................    08/13/98        5,000,000
                                                                                            ------------
                                                                                              11,600,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
TEXAS--13.4%
$   6,500,000  Brazos Higher Education, 3.35% (b)
                 Student Loan Revenue Bond, Series B1, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97     $  6,500,000
    3,700,000  City of Galveston, 3.45% (b)
                 Industrial Development Revenue Bond
                 Mitchell Project, Series 93A, AMT
                 LOC: National Westminster.................................    09/07/97        3,700,000
    8,500,000  City of Lago Vista Health Facility Authority, 3.35% (b)
                 The Island on Lake Travis, Series 86, AMT
                 LOC: Credit Suisse........................................    09/07/97        8,500,000
    5,400,000  Harris County, 3.75% (b)
                 Exxon Project, Series 87, AMT.............................    09/01/97        5,400,000
    1,565,000  North Texas Higher Education, 4.85%
                 Student Loan Revenue Bond, Series 93B, AMT................    04/01/98        1,572,459
    2,000,000  Panhandle Plains, Higher Education Authority Inc., 3.35% (b)
                 Student Loan Revenue Bond, Series 91B, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97        2,000,000
    1,000,000  Panhandle Plains, Higher Education Authority Inc., 3.35% (b)
                 Student Loan Revenue Bond, Series 92A
                 LOC: Student Loan Marketing Association...................    09/07/97        1,000,000
   13,700,000  Panhandle Plains, Higher Education Authority Inc., 3.35% (b)
                 Student Loan Revenue Bond, Series 97X, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97       13,700,000
    1,000,000  Panhandle Plains, Higher Education Authority Inc., 3.35% (b)
                 Student Loan Revenue Bond, Series 91A, AMT
                 LOC: Student Loan Marketing Association...................    09/07/97        1,000,000
    5,785,000  Port of Port Arthur, 3.25% (b)
                 Pollution Control Revenue Bond
                 Star Enterprises Project, Series 97, AMT
                 LOC: Bank of Montreal.....................................    09/07/97        5,785,000
    7,000,000  Port of Port Arthur, 3.45% (b)
                 Pollution Control Revenue Bond
                 Star Enterprises Project, Series 94, AMT
                 LOC: Swiss Bank...........................................    09/07/97        7,000,000
                                                                                            ------------
                                                                                              56,157,459
                                                                                            ------------
UTAH--3.0%
    3,600,000  Salt Lake City, 3.40% (b)
                 Airport Revenue Bonds, Series 96A, AMT
                 LOC: Union Bank of Switzerland............................    09/07/97        3,600,000
    9,100,000  Salt Lake County, 3.50% (b)
                 Solid Waste Revenue Bond
                 Kennecott Copper Corporation, AMT.........................    09/07/97        9,100,000
                                                                                            ------------
                                                                                              12,700,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
VIRGINIA--9.1%
$   1,600,000  Amelia County, 3.60% (b)
                 Solid Waste Revenue Bond
                 Chambers Waste Systems, Inc., AMT
                 LOC: Morgan Guaranty Trust Company........................    09/07/97     $  1,600,000
    2,000,000  City of Alexandria Redevelopment and Housing Authority,
                 3.65% (b) Multi Family Housing Revenue Bond
                 Buckingham Village Apartments, Series 96B, AMT
                 LOC: First Union Bank of North Carolina...................    09/07/97        2,000,000
    1,500,000  City of Charles, 3.60% (b)
                 Solid Waste Revenue Bond
                 Chambers Development of Virginia, Series 96, AMT
                 LOC: Morgan Guaranty Trust Company........................    09/07/97        1,500,000
    4,450,000  City of Charles, 3.60% (b)
                 Solid Waste Revenue Bond
                 Chambers Development of Virginia, Series 91, AMT
                 LOC: Morgan Guaranty Trust Company........................    09/07/97        4,450,000
    7,500,000  City of Richmond Redevelopment and Housing Authority,
                 3.50% (b) Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-5, AMT
                 GIC: Bayerische Landesbank................................    09/07/97        7,500,000
   10,660,000  City of Richmond Redevelopment and Housing Authority,
                 3.50% (b) Multi-Family Housing Revenue Bond
                 Tobacco Row, Series 89B-7, AMT
                 GIC: Bayerische Landesbank................................    09/07/97       10,660,000
    6,295,000  Fairfax County Development Authority, 3.65% (b)
                 Industrial Development Revenue Bond
                 Fair Lakes D&K LTD Partnership, Series 96, AMT
                 LOC: First Union Bank of North Carolina...................    09/07/97        6,295,000
    4,000,000  Hampton Roads Jail Authority, 3.30% (b)
                 Regional Jail Facility, Series 96B
                 LOC: Wachovia Bank and Trust..............................    09/07/97        4,000,000
                                                                                            ------------
                                                                                              38,005,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (CONTINUED)

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
WASHINGTON--3.7%
$   1,300,000  City of Bremerton, 4.80%
                 Sewer System Revenue Bond, Series 92A.....................    09/01/97     $  1,300,000
    1,500,000  Washington, 3.45% (b)
                 Student Loan Revenue Bond, Series 88B, AMT
                 LOC: National Westminster.................................    09/07/97        1,500,000
   12,600,000  Washington, 3.45% (b)
                 Student Loan Revenue Bond, Series 88A, AMT
                 LOC: National Westminster.................................    09/07/97       12,600,000
                                                                                            ------------
                                                                                              15,400,000
                                                                                            ------------
TOTAL INVESTMENTS (cost $430,969,373)(c), 102.8% (a).....................................    430,969,373
OTHER ASSETS AND LIABILITIES, net, (2.8%) (a)............................................    (11,897,109)
                                                                                            ------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share;
419,138,640 shares outstanding), consisting of paid-in-capital net of accumulated
net realized loss of $66,376, 100.00%....................................................   $419,072,264
                                                                                            ============

---------------
  * Earlier of the maturity date or the put date.
(a) Percentages are based on net assets.
(b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) The aggregate identified cost for federal income tax purposes is the same.

AMT--Securities subject to Alternative Minimum Tax
GIC--Credit enhancement provided by guaranteed investment contract with noted institution
GO--General Obligation
LOC--Credit enhancement provided by letter of credit issued by noted institution

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997

Investment Income
Interest....................................................                $13,507,730
Expenses (Notes 1 and 4):
  Management fee............................................  $1,831,037
  Distribution fee..........................................     545,717
  Shareholder servicing.....................................      98,946
  State registration expenses...............................      83,076
  Custodian/Fund accounting fees............................      77,813
  Professional fees.........................................      36,384
  Federal registration fees.................................      26,489
  Insurance expense.........................................      10,721
  Trustees' fees and expenses...............................       7,678
  Organization expenses.....................................       7,376
  Reports to shareholders...................................       6,510
  Other.....................................................       7,024
                                                              ----------
Total expenses..............................................                  2,738,771
                                                                            -----------
Net investment income resulting from operations.............                $10,768,959
                                                                            ===========


                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE YEARS ENDED
                                                              ----------------------------------
                                                              AUGUST 31, 1997    AUGUST 31, 1996
                                                              ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $ 10,768,959       $  9,123,484
Distributions to shareholders from net investment income
  ($.030 and $.030 per share, respectively).................    (10,768,959)        (9,123,484)
Increase in net assets from Fund share transactions (Note
  2)........................................................     93,310,792         42,751,733
                                                               ------------       ------------
Increase in net assets......................................     93,310,792         42,751,733
Net assets, beginning of year...............................    325,761,472        283,009,739
                                                               ------------       ------------
Net assets, end of year.....................................   $419,072,264       $325,761,472
                                                               ============       ============

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                              ----------------------------------------------
                                                               1997      1996      1995      1994      1993
                                                              ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF YEAR:.........................  $1.000    $1.000    $1.000    $1.000    $1.000
                                                              ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)..................................    .030      .030      .030      .019      .020
LESS DISTRIBUTIONS:
  Dividends from net investment income......................   (.030)    (.030)    (.030)    (.019)    (.020)
                                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR:...............................  $1.000    $1.000    $1.000    $1.000    $1.000
                                                              ======    ======    ======    ======    ======
TOTAL RETURN %..............................................    3.00      2.98      3.04      1.90      2.02
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA:
  Operating expenses, net(a)................................     .75       .77       .77       .77       .77
  Net investment income.....................................    2.96      2.94      3.05      1.89      1.98
  Net assets, end of year ($ millions)......................     419       326       283       212       207

---------------
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001 and $.001, per share, for the three periods ended August 31, 1995, respectively. The operating expense ratios including such items would have been .79%, .77% and .83%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%.

    The accompanying notes are an integral part of the financial statements.

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during years ended August 31, 1997 and 1996 at a constant net asset value of $1.00 per share, were as follows:

                                                                               FOR THE YEARS ENDED
                                                                        ----------------------------------
                                                                        AUGUST 31, 1997    AUGUST 31, 1996
                                                                        ---------------    ---------------
        Shares sold.................................................     1,753,225,618      1,388,242,449
        Shares issued on reinvestment of distributions..............        10,474,052          8,254,216
        Shares redeemed.............................................    (1,670,388,878)    (1,353,744,932)
                                                                        --------------     --------------
          Net increase..............................................        93,310,792         42,751,733
        Shares outstanding:
          Beginning of year.........................................       325,827,848        283,076,115
                                                                        --------------     --------------
          End of year...............................................       419,138,640        325,827,848
                                                                        ==============     ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1997, purchases, sales and maturities of short-term investment securities aggregated $1,193,073,591, $1,002,240,000 and $84,600,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425%
        of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to waive a portion of the management fee so that the fee does not exceed the following levels as a percentage of average daily net assets: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next
        $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of August 31, 1997 was $202,414. Since inception, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to

               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

       the extent that Fund operating expenses exceed .77%, on an annual basis, of the Fund's average daily net assets. Under this voluntary limitation, management fees of $40,432 ($.00002 per share) were waived in the year ended August 31, 1995. In the current year, the Fund's operating expenses fell below .77% of average daily assets. Accordingly, the Fund paid the Manager all of the fees waived in 1995.

       The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the year ended August 31, 1997 the subadviser earned $331,906 for subadviser fees, which were paid by the Manager.

       The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1997 was $17,200. In addition, the Manager performs Fund accounting services for the Fund and charged $40,935 during the year of which $7,100 was payable as of August 31, 1997.

       Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1997 was $52,907. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5:FEDERAL INCOME TAXES. As of August 31, 1997, the Fund has net tax basis capital loss carryforwards of $17,824, $2,029 and $46,523 which may be applied against any realized net taxable gains until their expiration dates in 2001, 2003 and 2004, respectively.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of Heritage Cash Trust-Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust-Municipal Money Market Fund (the "Fund") at August 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended August 31, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated October 12, 1995 expressed an unqualified opinion on those statements.

/s/ PRICE WATERHOUSE LLP

Price Waterhouse LLP
Tampa, Florida

October 15, 1997


                                TAX INFORMATION
                                  (UNAUDITED)

     Of the dividends paid from net investment income for the year ended August 31, 1997, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

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Heritage Cash Trust - Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


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This report is for the information of shareholders of Heritage Cash Trust -
Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.